UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
10/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.92% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)

Jefferson, Cnty. Rev. Bonds (Warrants)
5.00%, 9/15/34	AA	$1,075,000	$1,236,175
5.00%, 9/15/33	AA	125,000	144,400

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	1,500,000	1,633,770

			3,014,345
Arizona (3.8%)

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	750,000	825,780

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/30	AA	1,000,000	1,202,940

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,294,979

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	A/F	1,000,000	1,052,460
4.00%, 5/15/29	A/F	1,000,000	1,082,250

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	1,500,000	1,557,120

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds (Greathearts, AZ), Ser. A, 5.00%, 7/1/37	AA-	750,000	865,470

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,000,000	1,241,410

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5.00%, 9/1/35	AA	2,000,000	2,142,560

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,750,000	1,901,393

			14,166,362
California (9.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6.125%, 7/1/41	BBB+/F	500,000	558,410

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/32	AA-	2,800,000	3,088,512

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5.00%, 10/1/38	Baa1	1,200,000	1,308,756

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	1,000,000	1,114,380

CA State Pub. Wks. Board Rev. Bonds (Riverside Campus), Ser. B, 6.00%, 4/1/25	A1	3,000,000	3,206,070

CA State U. Rev. Bonds (Systemwide), Ser. A, 5.00%, 11/1/37	Aa2	2,500,000	2,974,250

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6.625%, 11/15/24	BBB-	2,000,000	2,171,080
AGM, 5.00%, 11/15/44	AA	500,000	573,930

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	BBB+	775,000	893,118

Foothill-De Anza, Cmnty. College Dist. COP
5.00%, 4/1/36	AA+	200,000	232,528
5.00%, 4/1/35	AA+	250,000	291,698
5.00%, 4/1/33	AA+	300,000	349,830

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.00%, 6/1/28	BBB	500,000	587,270
Ser. A, AMBAC, zero %, 6/1/24	A1	5,000,000	4,335,150

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/40	AA	1,000,000	1,087,290

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,065,608

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	A+	1,190,000	988,426
zero %, 8/1/24	A+	1,125,000	971,246
zero %, 8/1/23	A+	1,065,000	950,438
zero %, 8/1/22	A+	1,010,000	927,635

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A, 5.00%, 7/1/31	A+	500,000	574,880

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5.00%, 8/15/30	AA-	530,000	618,658

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A	5,500,000	5,064,881

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/27	A3	315,000	345,713

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5.00%, 5/1/40	A1	1,250,000	1,351,400

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	350,000	397,026

San Mateo, Union High School Dist. G.O. Bonds (Election 2010), stepped-coupon zero % (6.700%, 9/1/28), 9/1/41(STP)	Aaa	1,100,000	954,844

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	409,826

			37,392,853
Colorado (2.1%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,000,000	1,093,520

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/47	BBB	300,000	331,209

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. B, 5.25%, 11/15/32	A2	1,500,000	1,737,960
Ser. B, 5.00%, 11/15/37	A1	500,000	568,950

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index), Ser. B, 1.883%, 9/1/39	A3	1,000,000	1,015,460

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	3,525,000	1,917,671

High Plains Co. Metro. Dist. G.O. Bonds, NATL
5.00%, 12/1/35	A	295,000	339,887
4.00%, 12/1/47	A	750,000	773,235

			7,777,892
Connecticut (0.7%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/3/20) (Yale U.), Ser. A, 1.30%, 7/1/48	VMIG1	1,000,000	1,000,440

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds (Masonicare Issue), Ser. F
5.00%, 7/1/34	BBB+/F	1,250,000	1,350,200
5.00%, 7/1/33	BBB+/F	250,000	270,805

			2,621,445
District of Columbia (1.6%)

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds
(Green Bond), Ser. A, 5.00%, 10/1/45	AA+	2,500,000	2,876,450
Ser. B, 5.00%, 10/1/37	AA+	1,010,000	1,169,833

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Dulles Metrorail), 5.00%, 10/1/53	Baa1	2,000,000	2,126,700

			6,172,983
Florida (4.2%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	1,250,000	1,352,063

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5.375%, 10/1/29	A1	1,000,000	1,077,170

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	360,000	369,407

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,531,008

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	2,000,000	2,217,560

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	1,000,000	1,081,760

Miami-Dade Cnty., Transit Syst. Rev. Bonds, 4.00%, 7/1/36	AA	1,755,000	1,872,778

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,092,540

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5.00%, 4/1/23	A-/F	1,630,000	1,805,730

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,292,360

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	660,000	694,525

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	266,983

			15,653,884
Georgia (3.7%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/31	A2	675,000	785,376

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, 5.00%, 1/1/34	Aa3	200,000	232,484

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/40	Aa2	3,000,000	3,465,480

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19) (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A3	2,000,000	1,995,400

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	900,000	998,136

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,055,400
5.00%, 3/1/37	BBB-/F	200,000	215,378

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	3,000,000	3,410,610

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	1,500,000	1,704,375

			13,862,639
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	200,000	222,198

			222,198
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds (Kahala Nui), 5.25%, 11/15/37	A-/F	250,000	276,600

			276,600
Idaho (0.9%)

ID State Hsg. & Fin. Assn. Rev. Bonds (Garvee), 4.00%, 7/15/30	A2	3,000,000	3,212,160

			3,212,160
Illinois (9.1%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,600,000	1,835,456
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,172,180
Ser. A, 5.25%, 1/1/33	BBB+	700,000	741,853

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/35	B	750,000	747,368
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	A	1,000,000	892,380
(School Reform), Ser. A, NATL, zero %, 12/1/17	A	610,000	608,878

Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/31	AA	500,000	546,250

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	115,000	129,398
Ser. D, 5.25%, 1/1/33	A2	1,000,000	1,135,010
Ser. F, 5.00%, 1/1/40	A2	1,045,000	1,096,278

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/32	AA	1,000,000	1,098,930

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	534,370
Ser. C, 5.00%, 1/1/39	A	750,000	812,790
(2nd Lien), 5.00%, 1/1/39	A	565,000	609,324
Ser. C, 5.00%, 1/1/34	A	400,000	437,708
Ser. C, 5.00%, 1/1/33	A	405,000	444,795

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	736,918

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., NATL, 5.75%, 11/1/28 (Prerefunded 11/1/18)	Aaa	1,500,000	1,568,835
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37 (Prerefunded 1/1/18)	A	1,000,000	1,007,570
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,628,802

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	600,000	626,058
5.00%, 1/1/41	Baa3	340,000	353,607
5.00%, 11/1/34	Baa3	1,900,000	2,015,843
Ser. C, 5.00%, 11/1/29(FWC)	Baa3	1,000,000	1,091,940
5.00%, 8/1/21	Baa3	1,000,000	1,071,440

IL State Fin. Auth. Rev. Bonds
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA-	1,500,000	1,746,060
(Riverside Hlth.Syst.), 4.00%, 11/15/32	A+	400,000	412,256

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/32	Aa3	2,000,000	2,323,800

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A	5,500,000	4,775,045

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,168,310

			34,369,452
Indiana (0.7%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5.75%, 1/1/29 (Prerefunded 1/1/19)	A1	1,000,000	1,054,330

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,093,840

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (3/1/18) (Republic Svcs., Inc.), Ser. B, 1.05%, 5/1/28	A-2	400,000	399,948

			2,548,118
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	1,455,000	1,535,753

			1,535,753
Kentucky (2.0%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	500,000	564,240

KY State Property & Bldg. Comm. Rev. Bonds (Project No. 84), NATL, 5.00%, 8/1/20	A1	1,650,000	1,803,879

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/32	A-	2,750,000	3,184,940

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6.25%, 6/1/39	A	800,000	850,688
Ser. B, 5.625%, 9/1/39	A	1,000,000	1,061,090

			7,464,837
Louisiana (0.2%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	800,000	905,888

			905,888
Maryland (0.7%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(U. of MD Med. Syst.), AMBAC, 5.25%, 7/1/28 (Prerefunded 7/1/18)	A2	2,000,000	2,055,540
(Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	500,000	543,700

			2,599,240
Massachusetts (6.0%)

MA State G.O. Bonds
Ser. J, 5.00%, 12/1/37	Aa1	4,000,000	4,729,360
Ser. E, 4.00%, 4/1/46	Aa1	2,275,000	2,375,874

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	1,000,000	1,069,360

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.80%, 4/15/22 (Prerefunded 10/15/19)	BBB	700,000	774,851
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	725,000	779,622
(Harvard U.), Ser. A, U.S. Govt. Coll., 5.50%, 11/15/36 (Prerefunded 11/15/18)	AAA/P	445,000	465,541
(Emerson College), Ser. A, 5.50%, 1/1/30	BBB+	180,000	190,674
(Suffolk U.), 5.125%, 7/1/40	Baa2	500,000	539,510
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,200,000	2,501,928
(Caregroup), Ser. I, 5.00%, 7/1/36	A3	300,000	343,806
(Suffolk U.), 5.00%, 7/1/36	Baa2	400,000	458,684

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,000,000	1,067,930

MA State Edl. Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 1/1/22	AA	1,000,000	1,075,500

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll., FHLMC Coll., 2.75%, 12/1/41	Aa1	330,000	335,250

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	5,000,000	5,825,400

			22,533,290
Michigan (4.7%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,368

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,500,000	2,797,900

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/27	A2	1,000,000	1,149,270

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,050,410

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,000,000	1,115,810
(Henry Ford Hlth. Syst.), 5.00%, 11/15/41	A	600,000	669,786
Ser. H-1, 5.00%, 10/1/39	AA-	525,000	584,215
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	Baa1	400,000	445,412
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	200,000	223,136
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	140,000	156,255
(Detroit), Ser. C-3, 5.00%, 4/1/28	A2	700,000	807,590

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	4,000,000	4,716,840

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5.00%, 10/1/25 (Prerefunded 10/1/18)	Aa2	1,000,000	1,035,730

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/27	AA	1,775,000	1,814,299

Western MI U. Rev. Bonds, AGM, 5.00%, 11/15/28 (Prerefunded 5/15/18)	AA	1,000,000	1,020,950

			17,592,971
Minnesota (0.5%)

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	1,350,000	1,387,800

MN State Higher Ed. Fac. Auth. Rev. Bonds (Carleton College)
4.00%, 3/1/37	Aa2	130,000	138,869
4.00%, 3/1/36	Aa2	400,000	428,292

			1,954,961
Mississippi (1.3%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5.00%, 5/1/37	A2	1,750,000	1,830,500

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.90%, 12/1/30	VMIG1	3,250,000	3,250,000

			5,080,500
Nebraska (0.3%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5.00%, 9/1/32	A3	1,000,000	1,103,950

			1,103,950
Nevada (0.3%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	525,000	606,134

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	425,000	449,195

			1,055,329
New Hampshire (0.7%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	500,000	559,325
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,231,540

			2,790,865
New Jersey (2.8%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	787,885

NJ State Econ. Dev. Auth. Rev. Bonds
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	379,012
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,429,360

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5.625%, 6/1/30	AA	1,000,000	1,060,130

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/33	A+	1,350,000	1,559,534

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,063,870
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	800,000	894,912
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	846,750
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/27	A+	650,000	739,603

			10,761,056
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	980,000	1,017,387

			1,017,387
New York (10.3%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, 5.75%, 5/1/27 (Prerefunded 5/1/18)	Aa2	4,000,000	4,094,200

Hudson, Yards Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	Aa3	400,000	455,960

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	1,000,000	1,281,010

Metro. Trans. Auth. Mandatory Put Bonds (2/15/20), Ser. C-2B, 5.00%, 11/15/34	AA-	2,000,000	2,164,700

Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	AA-	500,000	579,490
Ser. B, 5.00%, 11/15/37	AA-	2,000,000	2,326,560
Ser. D, 5.00%, 11/15/36	AA-	2,500,000	2,819,450

Metro. Trans. Auth. Dedicated Tax Fund FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.37%, 11/1/26	AA	2,165,000	2,165,844

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	2,000,000	2,128,620

NY City G.O. Bonds, Ser. B-1, 5.00%, 10/1/38	Aa2	1,500,000	1,768,260

NY City, G.O. Bonds, Ser. D-1, 5.00%, 10/1/36	Aa2	1,400,000	1,571,374

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
(2nd Gen. Resolution), Ser. CC-1, 5.00%, 6/15/46	Aa1	2,000,000	2,311,620
Ser. AA, 5.00%, 6/15/34	Aa1	1,000,000	1,119,090

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/39	AAA	2,000,000	2,312,380
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	2,000,000	2,317,160

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/40	Aa2	910,000	1,048,702

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/38	AAA	1,000,000	1,136,160

NY State Energy Research & Dev. Auth. Gas Fac. FRN (Brooklyn Union Gas), Ser. A-1, NATL, 1.61%, 12/1/20	A2	1,500,000	1,481,490

NY State Urban Dev. Corp. Rev. Bonds (Personal Income Tax (Group C)), Ser. A, 5.00%, 3/15/37	AAA	2,000,000	2,359,820

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	900,000	998,604

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5.00%, 5/1/25 (Prerefunded 5/1/18)	Aa2	1,000,000	1,019,840

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/41	Aa3	1,250,000	1,462,675

			38,923,009
North Carolina (0.5%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), Ser. A
6.00%, 6/1/31	BBB+	485,000	497,503
6.00%, 6/1/31 (Prerefunded 6/1/18)	AAA/P	15,000	15,426

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5.50%, 1/1/26 (Prerefunded 1/1/19)	AAA/F	1,500,000	1,576,275

			2,089,204
Ohio (2.5%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/26	A	500,000	602,560

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5.75%, 6/1/34	B-	500,000	470,460
5.375%, 6/1/24	B-	1,000,000	950,740

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	754,565

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5.50%, 8/15/30	A-/F	650,000	716,287

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5.00%, 11/1/28	Aaa	150,000	156,428

OH State Rev. Bonds (Northeast OH Regl. Swr. Dist.), 5.00%, 11/15/44	Aa1	1,015,000	1,161,576

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,346,350

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	A1	700,000	818,923
5.00%, 2/15/48	A1	1,250,000	1,390,700

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.), 5.00%, 2/15/33	A2	500,000	570,215

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33	A	500,000	584,440

			9,523,244
Oklahoma (0.9%)

OK State Tpk. Auth. VRDN, Ser. F, 0.90%, 1/1/28	VMIG1	3,300,000	3,300,000

			3,300,000
Oregon (0.1%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	325,000	331,520

			331,520
Pennsylvania (6.7%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5.25%, 12/1/32	AA-	670,000	780,718

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5.625%, 8/15/39	A1	500,000	533,615

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5.50%, 11/1/31 (Prerefunded 11/1/19)	A	3,000,000	3,230,940

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	330,528

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A1	1,305,000	1,403,841
6.00%, 6/1/29 (Prerefunded 6/1/19)	AAA/P	1,195,000	1,285,115

Delaware River Port Auth. PA & NJ Rev. Bonds, 5.00%, 1/1/30	A2	1,000,000	1,159,300

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	500,000	575,795

Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds (Scranton U.), 4.00%, 11/1/40(FWC)	A-	500,000	506,175

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.20%, 4/1/39	A1	1,900,000	2,024,431

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (1/2/18) (Republic Svcs., Inc.), Ser. B, 1.10%, 12/1/30	A-2	500,000	499,950

PA State Higher Edl. Fac. Auth. Rev. Bonds (East Stroudsburg U.), 5.00%, 7/1/31	Baa3	760,000	801,967

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/33	AA	1,885,000	2,093,688

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	675,000	762,662
Ser. A, 5.00%, 12/1/38	A1	650,000	743,048

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/26	A2	500,000	602,325

PA State U. Rev. Bonds, Ser. B, 5.00%, 9/1/34	Aa1	1,830,000	2,143,534

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	855,000	929,847
(1998 Gen. Ordinance), Ser. 14, 5.00%, 10/1/34	A	1,000,000	1,158,780

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,324,776

Pittsburgh, G.O. Bonds, Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,440,488

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	298,648

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5.00%, 11/1/40 (Prerefunded 11/1/20)	A-	500,000	555,300

			25,185,471
Rhode Island (0.6%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	408,238
5.00%, 5/15/26	BBB+	580,000	677,237

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,033,720

			2,119,195
South Carolina (2.1%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	675,159

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	3,000,000	3,439,200
Ser. A, 5.50%, 12/1/54	A1	1,000,000	1,129,780
Ser. A, 5.00%, 12/1/50	A1	2,000,000	2,215,020
(Oblig.), Ser. B, 5.00%, 12/1/37	A1	500,000	568,735

			8,027,894
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	1,850,000	1,992,469

			1,992,469
Texas (11.3%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, PSFG
5.00%, 12/1/37	AAA	725,000	841,667
4.00%, 12/1/32	AAA	375,000	405,368
4.00%, 12/1/29	AAA	500,000	547,900

Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36(FWC)	A3	600,000	689,466
5.00%, 10/1/33(FWC)	A3	400,000	463,692

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	300,000	332,583

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	BBB+	350,000	407,519
PSFG, 4.00%, 8/15/30	AAA	1,000,000	1,105,670
PSFG, 4.00%, 8/15/29	AAA	1,500,000	1,670,760

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,500,000	2,881,550

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	1,160,000	1,344,289

Fort Bend Indpt. School Dist. Mandatory Put Bonds (8/1/21), Ser. D, PSFG, 1.50%, 8/1/42	AAA	2,500,000	2,488,225

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa3	500,000	532,750

Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	1,000,000	1,153,400
Ser. B, 5.00%, 11/15/36	Aa2	3,000,000	3,521,040

Leander, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5.00%, 8/15/40	AAA	2,000,000	2,314,920

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/32	A	475,000	552,677

Matagorda Cnty., Poll. Control Rev. Bonds (Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	600,000	652,770

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35	Baa3	800,000	861,496
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29	Baa3	500,000	550,075
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	530,000	585,109

North TX, Thruway Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 1/1/36(FWC)	AA	1,000,000	1,062,250

North TX, Tollway Auth. Rev. Bonds (1st Tier), Ser. A
6.25%, 1/1/24	A	655,000	694,680
FCS, U.S. Govt. Coll., 6.25%, 1/1/24 (Prerefunded 1/1/19)	AA/P	2,845,000	3,012,571
NATL, 5.125%, 1/1/28	A1	185,000	186,249

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	1,000,000	1,215,560

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/21), Ser. B, 2.00%, 2/1/33	Aa2	845,000	852,292

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/37	A/F	560,000	560,857
5.25%, 11/15/37 (Prerefunded 11/15/17)	AAA/P	440,000	440,673
5.00%, 11/15/46	A/F	560,000	629,558
5.00%, 11/15/37	A/F	250,000	284,680

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	500,000	564,735

TX State G.O. Bonds
(Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	4,750,000	5,499,598
(Trans. Comm.-Mobility Fund), 4.00%, 10/1/32	Aaa	200,000	216,562

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,000,000	1,129,150

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,150,000	2,387,876

			42,640,217
Vermont (0.2%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/36	A3	750,000	849,375

			849,375
Virginia (0.2%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	350,000	390,471

VA Cmnwlth. Trans. Board Rev. Bonds (Cap. Projects), 4.00%, 5/15/34	Aa1	325,000	345,781

			736,252
Washington (2.0%)

Central Puget Sound Regl. Trans. Auth. Rev. Bonds (Green Bond), Ser. S-1, 5.00%, 11/1/45	AAA	3,120,000	3,596,705

WA State G.O. Bonds, Ser. A-1, 5.00%, 8/1/37	Aa1	750,000	877,830

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.933%, 1/1/42	A	1,100,000	1,104,257

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,093,850
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	817,962

			7,490,604
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	500,000	546,240

			546,240
Wisconsin (0.7%)

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	190,000	203,758

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,337,088
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	1,000,000	1,092,690

			2,633,536
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5.25%, 7/15/26	A1	1,800,000	1,927,584

			1,927,584
TOTAL INVESTMENTS

Total investments (cost $349,271,352)			$366,002,772

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $376,860,973.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	15.4%
	Health care	13.7
	Transportation	13.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	366,002,772	—

Totals by level	$—	$366,002,772	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017